SCHEDULE OF WARRANT OUTSTANDING (Details) - $ / shares shares in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Number of stock options, options outstanding, exercised, shares	[1]					(8)
Number of stock options, options outstanding, forfeited, shares				(48)		(9)
Consultants For Services [Member]
Grants of warrants		86	[2]	42	[3]	15	[4]
Number of stock options, options outstanding, exercised, shares	[5]	(187)
Number of stock options, options outstanding, forfeited, shares		(2)
Warrant price, grants	[6]			$ 26.25		$ 189.00
Private Placement [Member]
Grants of warrants	[7]	453
Acquisition Of Assets [Member]
Grants of warrants	[8]					9
Warrant price, grants						$ 189.00
Warrant [Member]
Warrants outstanding, beginning balance		145	[4]	102		78
Warrant price, beginning balance	[6]	$ 136.8		$ 186.00		$ 109.50
Weighted average remaining contractual life, beginning	[9]	2 years 6 months
Warrants outstanding, ending balance		496	[10]	145	[4]	102
Warrant price, beginning balance		$ 59.5	[11]	$ 136.8	[6]	$ 186.00	[6]
Weighted average remaining contractual life, beginning	[9]	5 years 8 months 12 days		2 years 6 months
Warrants outstanding, exercisable ending balance		429	[12]	124	[8]	92
Warrant price, exercisable ending balance		$ 62.2	[11]	$ 145.00	[6]	$ 185.50	[6]
Weighted average remaining contractual life, exercisable ending		3 years 10 months 24 days	[9]	2 years 6 months	[13]	3 years 1 month 6 days	[13]
Weighted average remaining contractual life, beginning	[13]	2 years 7 months 6 days		3 years 1 month 6 days		4 years 2 months 12 days
Weighted average remaining contractual life, ending	[13]			2 years 7 months 6 days		3 years 1 month 6 days

[1]	On the respective exercise dates as of December 31, 2021, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.
[2]	In February 2023, the Company granted warrants to consultants in exchange for business development, product development and distribution. Warrants issued in February 2023 provide for the purchase of an aggregate of 84,000 shares of common stock at an exercise price of $22.75 and $15.25 per share with a fair value of approximately $1.3 million which will be recognized upon the achievement of performance metrics and milestones. In June 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in June 2023 provide for the purchase of an aggregate of 1,500 shares of common stock at an exercise price of $10.25 per share at a fair value of approximately $0.1 million which will be recognized upon the achievement of performance metrics and milestones. In August 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in August 2023 provide for the purchase of an aggregate of 900 shares of common stock at an exercise price of $8.50 per share at a fair value of approximately less than $0.1 million which will be recognized per the vesting schedule. For the nine months ended September 30, 2023, the Company recognized expense of $0.7 million.
[3]	In February, 2022, the Company granted warrants to consultants in exchange for marketing, business development, investor relations and communication services. Warrants issued in February 2022 provide for the purchase of an aggregate of 3,200 shares of Common Stock and are exercisable at $81.75 per share. The aggregate fair value of the February warrants amounted to $0.1 million, which is being recognized over the period that the services are provided. In May, 2022, the Company granted warrants to consultants in exchange for marketing and business development services. Warrants issued in May 2022 provide for the purchase of an aggregate of 5,200 shares of Common Stock and are exercisable at $32.25 per share. The aggregate fair value of the May warrants amounted to $0.1 million, which is being recognized over the period that the services are provided. Warrants issued in December 2022 provide for the purchase of an aggregate of 34,000 shares of Common Stock and are exercisable at $12.00 per share. The aggregate fair value of the December warrants amounted to $0.2 million, which is being recognized over the period that the services are provided or according to the vesting schedule. For the year ended December 31, 2022, the Company recognized expense of $0.7 million.
[4]	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants outstanding was $0.
[5]	In March 2023, the Company issued an aggregate of 186,667 shares of common stock from the exercise of warrants previously issued in January 2023.
[6]	Represents the weighted average exercise price.
[7]	In January 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share with a fair value of approximately $14.5 million which was recognized as warrant liability at the time of issuance.
[8]	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants exercisable was $0.
[9]	Represents the weighted average remaining contractual term until the warrants expire.
[10]	As of September 30, 2023, the aggregate intrinsic value of warrants outstanding was $0.
[11]	Represents the weighted average exercise price.
[12]	As of September 30, 2023, the aggregate intrinsic value of warrants exercisable was $0.
[13]	Represents the weighted average remaining contractual term until the warrants expire.